13. VARIABLE INTEREST ENTITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 33,762,220		$ 33,762,220		$ 14,197,241	$ 21,369,113	[1]
Liabilities	(31,028,526)		(31,028,526)		(46,065,038)	(54,233,031)	[1]
Revenues	6,808,014	$ 1,146,225	15,172,517	$ 1,171,410	9,395,625	3,100,834	[1]
Expenses	5,067,812	12,024,378	14,133,349	14,314,115
JB Believe, LLC
Assets		0		0	240,269	143,549
Liabilities	(6,752,271)	0	(6,752,271)	0	(7,014,098)	(6,655,335)
Revenues	0	0	53,136	3,786	133,331	101,555
Expenses	(27,786)	(131,825)	(31,578)	(392,416)	(395,374)	(398,959)
Max Steel Productions, LLC
Assets	9,597,807	0	9,597,807	0	12,327,887	18,295,633
Liabilities	(12,578,411)	0	(12,578,411)	0	(15,922,552)	(19,113,335)
Revenues	1,398,839	1,140,000	4,572,665	1,140,000	9,233,520	0
Expenses	$ (575,366)	$ (1,711,325)	$ (3,958,604)	$ (2,253,056)	$ (11,627,444)	$ (677,339)

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.